Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Balances - Beginning of Period	$ (1,410)	$ 646	$ (70)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	823	(2,056)	716
Balances - End of Period	(587)	(1,410)	646
Currency Translation And Other [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balances - Beginning of Period	(806)	1,226	348
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	853	(2,032)	878
Balances - End of Period	47	(806)	1,226
Derivative Instruments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balances - Beginning of Period	(7)	60	77
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	136	(67)	(17)
Balances - End of Period	129	(7)	60
Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balances - Beginning of Period	(597)	(640)	(495)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(166)	43	(145)
Balances - End of Period	$ (763)	$ (597)	$ (640)